Note 8 Subsequent Event (Details) (Common Stock, Consulting Services, USD $)	6 Months Ended	2 Months Ended
	Jun. 30, 2014	Aug. 19, 2014 Subsequent Event
Stock Issued During Period, Shares, Issued for Services	4,878,000	4,000,000
Stock Issued During Period, Value, Issued for Services	$ 11,065,600	$ 7,360,000